Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets
Summary of roll forward of the Partnership's goodwill

The following table presents a summary roll forward of the Partnership's goodwill at December 31, 2013 (in thousands):

	Goodwill at December 31, 2012	2013 Additions	Goodwill at December 31, 2013
Acquisition of Alliance (1)	$31,151	$—	$31,151
Acquisition of gasoline stations from Mutual Oil Company (1)	1,175	—	1,175
Acquisition of 60% interest in Basin Transload (2)	—	86,064	86,064
Acquisition of Cascade Kelly(2)	—	35,688	35,688

Total	$32,326	$121,752	$154,078

(1)
Goodwill allocated to the GDSO reporting unit
(2)
Goodwill allocated to the Wholesale reporting unit

Schedule of components of intangible assets

Intangible assets consisted of the following (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Amortization Period
At December 31, 2013
Intangible assets subject to amortization:
Terminalling services	$26,365	$(8,415)	$17,950	20 years
Customer relationships	43,986	(24,140)	19,846	2-15 years
Supply contracts	39,646	(10,909)	28,737	5-15 years
Brand incentive program	1,445	(641)	804	5 years
Software	1,139	(1,139)	—	5 years
Covenants not to compete	942	(942)	—	3-5 years
Customer contracts	307	(307)	—	2 years
Other intangible assets	779	(347)	432	20 years

Total intangible assets	$114,609	$(46,840)	$67,769

At December 31, 2012
Intangible assets subject to amortization:
Terminalling services	$26,365	$(7,333)	$19,032	20 years
Customer relationships	17,986	(11,178)	6,808	8-15 years
Supply contracts	39,646	(6,239)	33,407	5-15 years
Brand incentive program	1,445	(403)	1,042	5 years
Software	1,139	(1,139)	—	5 years
Covenants not to compete	942	(932)	10	3-5 years
Customer contracts	307	(307)	—	2 years
Other intangible assets	616	(93)	523	20 years

Total intangible assets	$88,446	$(27,624)	$60,822

Schedule of estimated annual intangible asset amortization expense for future years

The estimated annual intangible asset amortization expense for future years ending December 31 is as follows (in thousands):

2014	$18,045
2015	9,886
2016	6,755
2017	6,419
2018	6,419
Thereafter	20,245

Total intangible assets	$67,769